FOREIGN CURRENCY TRANSLATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Foreign Currency Translation [Abstract]
Summary of Brookfield Renewables foreign currency translation
Brookfield Renewable’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income is comprised of the following:

(MILLIONS)	Notes	2019	2018	2017
Foreign currency translation on
Property, plant and equipment, at fair value	13	$61	$(1,512)	$506
Borrowings	14	(133)	537	(282)
Deferred income tax liabilities and assets	12	(43)	184	(82)
Other assets and liabilities		14	(34)	46
		$(101)	$(825)	$188